Share-Based Compensation	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

On October 31, 2024, the Board of Directors of the Company approved the 2024 Equity Incentive Plan (the “2024 Plan”), under which, the Board of Directors adopt an equity incentive plan for the purpose of providing incentive and equity awards to directors, employees, franchisees and other individuals, and to reserve 11,416,109 ordinary shares of the Group for issuance pursuant to the 2014 Plan.

Restricted share units

On January 24, 2025, the Company has granted a total of 9,892,382 restricted shares to certain distributors and employee (the “Participants”) under the 2024 Plan. The restricted share units granted were vested immediately at grant date with no vesting conditions required. The fair value of restricted share units is based on the fair market value of the underlying ordinary shares on grant date.

The following table summarized the Group’s restricted share unit activities during the year ended June 30, 2025.

	Number of RSUs	Weighted Average Grant Date Fair Value
		USD

Outstanding as of July 1, 2024	-	-
Granted	9,892,382	3.46
Forfeited	-	-
Vested	(9,892,382)	3.46
Outstanding as of June 30, 2025	-	-

Total share-based compensation expenses recognized for these RSUs during the year ended June 30, 2025 were $34,227,641. There was nil unrecognized compensation expenses related to nonvested restricted share units as the RSUs were vested upon grant.